Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 819,024	$ 717,170	$ 677,090
Operating expenses:
Ship operating	193,836	166,097	150,105
Cost of services, supervision fees	1,950
Depreciation and amortization	204,862	181,527	172,459
General and administrative	27,338	30,462	34,783
Operating leases (note 9(c))	40,270	9,544	4,388
Total operating expenses	468,256	387,630	361,735
Operating earnings	350,768	329,540	315,355
Other expenses (income):
Interest expense	97,008	88,159	60,496
Interest income	(11,026)	(10,653)	(2,045)
Undrawn credit facility fees	3,100	3,109	2,725
Amortization of deferred charges (note 5)	11,685	10,342	9,477
Refinancing expenses (note 5)	5,770	70	4,038
Change in fair value of financial instruments (note 16(d))	54,576	105,694	(60,504)
Equity (income) loss on investment (note 6(a))	(5,107)	(256)	670
Other (income) expenses	(4,629)	1,828	1,470
Total other expenses (income)	151,377	198,293	16,327
Net earnings	$ 199,391	$ 131,247	$ 299,028
Earnings per share (note 11):
Class A common share, basic	$ 1.46	$ 0.80	$ 3.36
Class A common share, diluted	$ 1.46	$ 0.79	$ 2.93